Inventories, Net	3 Months Ended
Mar. 31, 2026
Inventories, Net [Abstract]
INVENTORIES, NET

5. INVENTORIES, NET

Inventories, net consisted of the following:

	March 31, 2026	December 31, 2025
Raw materials	$80,537,827	$37,247,442
Finished goods	29,685,596	17,247,048
Goods in transit	4,244,636	25,491,587
Total inventories, net	$114,468,059	$79,986,077

For the three months ended March 31, 2026 and 2025, the Company provided inventory write-down of $3,834,172 and $2,774,284, respectively, against finished goods, because the carrying amount of certain finished goods were below net realizable value.